Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	As at
	Dec 31, 2015	Dec 31, 2014
Cash and cash equivalents	40,109,382	59,879,596